Transactions with related parties	12 Months Ended
Dec. 31, 2024
Transactions with related parties
Transactions with related parties

3.Transactions with related parties:

During the years ended December 31, 2024, 2023 and 2022, the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of income:

	Years ended December 31,
	2024	2023	2022
Included in voyage expenses – related party
Charter hire commissions (a)	$1,983	$1,860	$1,632
Included in general and administrative expenses – related party
Executive services fee (d)	$583	$581	$568
Administrative services fee (e)	$120	$120	$120
Management fees-related party
Management fees (a)	$6,599	$6,389	$6,203

As of December 31, 2024, and December 2023, balances with related parties consisted of the following:

	Year ended December 31,
	2024	2023
Assets:
Working capital advances granted to the Manager (a)	$1,189	$—
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party	$2,539	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$—	$615
Executive service charges due to Manager (d)	$—	$143
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$669	$767
Total liabilities due to related party, current	$699	$1,555

3.Transactions with related parties (continued):

a) Dynagas Ltd.

The Partnership’s vessels originally entered into vessel management agreements with Dynagas Ltd., the Partnership’s Manager (the “Management Agreements”), which terminated on December 31, 2020. Pursuant to the terms of these Management Agreements, the Manager provides each vessel-owning entity or each entity of the Partnership that controls LNG carriers purchased or chartered in with management services, including, but not limited to, commercial, technical, crew, accounting and vessel administrative services in exchange for an initial fixed daily management fee of $2.5 per vessel, for a period beginning upon the vessel’s delivery until the termination of the Management Agreement. Beginning on the first calendar year after the commencement of each vessel’s Management Agreement and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of each Management Agreement.

On March 3, 2021, the Partnership entered into a new master management agreement (the “Master Agreement”) with Dynagas Ltd. (the “Manager”), which amends and supersedes the previous Management Agreements and reduces the technical management fees payable from $3,167 per day per vessel to $2,750 per day per vessel commencing on January 1, 2021. Beginning on the first calendar year after the commencement of Master Agreement and each calendar year thereafter, these fees are adjusted upwards by 3%, subject to further annual increases to reflect material unforeseen costs of providing the management services. The amount of such further-increase is to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership’s Conflicts Committee. Under the terms of the Master Agreement, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses and general and administrative expenses that are not covered by the management fees.

The Master Agreement initially terminates on December 31, 2030 and upon expiration, automatically extends in additional five-year increments if notice of termination is not previously provided by the Partnership’s vessel-owning subsidiaries. In the event the Master Agreement is terminated for any reason other than default by the Manager, the applicable management fee under the Master Agreement shall continue to be payable for a further period of six months as from the effective date of such termination.

The Manager may also terminate the Master Agreement in the event that the Partnership undergoes a change of control, in which case, subject to and pursuant to the terms of the Master Agreement, the Partnership would be required to pay to the Manager an amount equal to the net present value calculated at a discount rate of 5% per annum of the total aggregate management fees payable from the date of such termination to June 30th in the tenth year following the date of termination based on the number of Vessels managed at the date of termination (as contemplated under the Master Agreement).

During the years ended December 31, 2024, 2023 and 2022, each vessel was charged a daily management fee of $3.0, $2.9 and $2.8, respectively. During the years ended December 31, 2024, 2023 and 2022, management fees under the Master Agreement and the previous vessel Management Agreements amounted to $6,599, $6,389 and $6,203 respectively, and are separately reflected in the accompanying consolidated statements of income.

The Master Agreement and the previous Management Agreements also provide for a commission of 1.25% over charter-hire agreements arranged by the Manager. During the years ended December 31, 2024, 2023 and 2022, charter hire commissions under the Management Agreements amounted to $1,983, $1,860 and $1,632, respectively, and are included in Voyage expenses-related party in the accompanying consolidated statements of income.

The Master Agreement and the previous Management Agreements also provide for an advance equal to three months daily management fee. In the case of termination of the Master Agreement prior to its ten year term, by any reason other than Manager’s default, the advance is not refundable. Such advances as of December 31, 2024 and 2023, amounted to $1,350, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

In addition, the Manager makes payments for operating expenses with funds provided by the Partnership. As of December 31, 2024 and 2023, an amount of $1,189 was due from the Manager and an amount of $615 was due to the Manager in relation to these operating expenses respectively.

3.Transactions with related parties (continued):

(b) Loan from related party

On November 18, 2013, upon the completion of its IPO, the Partnership entered into the $30 million Sponsor Facility with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital.

The $30 million Sponsor Facility was extended on November 14, 2018, for an additional term of five years on terms and conditions identical to the initial credit facility (the “$30 million Extended Sponsor Facility”). The $30 million Extended Sponsor Facility could be drawn and be prepaid in whole or in part at any time during the life of the facility, which ended in November 2023. No amounts had been drawn under the respective facility as of December 31, 2024 and 2023.

(c) Optional Vessel acquisitions from Sponsor/ Omnibus Agreement

At the IPO date, the Partnership and its Sponsor entered into the Omnibus Agreement, as amended and as currently in effect. The amended Omnibus Agreement sets out (i) the terms and the extent the Partnership and the Sponsor may compete with each other, (ii) the procedures to be followed for the exercise of the Partnership’s option to acquire the Optional Vessels (as defined in the Omnibus Agreement), (iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership, and (iv) the Sponsor’s provisions of certain indemnities in favor of the Partnership. The purchase option periods with regards to the Optional Vessels that were not exercised, have expired unexercised.

(d) Executive Services Agreement

On March 21, 2014, the Partnership entered into an executive services agreement (the “Executive Services Agreement”) with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the certain services of its executive officers, who report directly to the Board of Directors. Under the Executive Services Agreement, the Manager is entitled to an executive services fee of €538,000 per annum (or $583 on the basis of an annual average Euro/US Dollar exchange rate of €1.0000/$1.0840 as of December 31, 2024), payable in equal monthly installments. The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier. During the years ended December 31, 2024, 2023 and 2022, executive service fees amounted to $583, $581 and $568, respectively, and are included in general and administrative expenses in the accompanying consolidated statements of income.

(e) Administrative Services Agreement

On December 30, 2014 and with effect from the IPO closing date, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Administrative Services Agreement can be terminated upon 120 days’ notice granted either by the Partnership’s Board of Directors or by its Manager. During the years ended December 31, 2024, 2023 and 2022, administrative service fees amounted to $120 for each year and are included in general and administrative expenses – related party in the accompanying consolidated statements of income.